ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

Overview

We are an own-label distributor of nutritional beverages. Our niche is the formulation, production, marketing, and distribution of soluble fiber infused nutritional beverages. On November 6, 2017, we registered the trademark GLUCODOWN® and have since launched the first soluble fiber infused, powdered iced tea, and flavored drink mixes, in North America. We believe the physiological impacts of soluble fiber can also nutritionally satisfy other interests of health-conscious consumers, and as result, we plan to launch other soluble fiber infused nutritional beverages. On September 10, 2020, we registered the trademark FIBER UP® and are currently in the early stages of developing our second soluble fiber infused nutritional beverage brand. We were incorporated under the laws of the State of Nevada as Bio-Solutions Corp. on March 27, 2007. From inception, through the third quarter of 2014, we were engaged in various businesses which were unrelated to our current business and corporate officers. On November 19, 2014, we changed our name to Glucose Health, Inc., and our business to that of an own-label distributor of nutritional beverages. Following the name change and the changes in the focus of our business, on April 16, 2018, we filed Form 15 to terminate our registered class of securities and reporting requirements under the Exchange Act.

Effective on March 11, 2022, we filed Articles of Conversion with the Nevada Secretary of State and a Certificate of Conversion and Certificate of Incorporation with the Delaware Department of State, Division of Corporations and converted to a Delaware corporation. On March 29, 2022, we merged with a subsidiary, created on March 23, 2022, for the sole purpose of the merger, amended and restated our Certificate of Incorporation, and the surviving corporation is Glucose Health, Inc. Our issued and outstanding common shares are 13,848,630 and our issued and outstanding preferred shares are 3,781,002. Each previously issued and outstanding share of Series D preferred stock was reverse split, ten for one, and all share references herein have been retrospectively modified to account for the reverse split.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. At March 31, 2022, the Company had an accumulated deficit of $7,918,484. For the three months ended March 31, 2022, the Company recognized a net loss of $191,049 and had net cash used in operating activities of $86,216. While the Company is attempting to further implement its business plan and generate revenues, it intends to raise additional capital by way of additional public and/or private offerings of its stock. The Company believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect, which raises substantial doubt as to the ability of the Company to continue as a going concern in the future. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Basis of Presentation

The accompanying unaudited financial information as of and for the three months ended March 31, 2022, and 2021 has been prepared in accordance with GAAP for interim financial information and with the instructions to Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, such financial information includes all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of our financial position at such date and the operating results and cash flows for such periods. Operating results for the three months ended March 31, 2022, are not necessarily indicative of the results that may be expected for the entire year or for any other subsequent interim period.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to the rules of the U.S. Securities and Exchange Commission, or the SEC. These unaudited financial statements and related notes should be read in conjunction with our audited financial statements for the year ended December 31, 2021, included in the Company’s Form S-1 registration statement filed herein.

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

Overview

We are an own-label distributor of nutritional beverages. Our niche is the formulation, production, marketing, and distribution of soluble fiber infused nutritional beverages. On November 6, 2017, we registered the trademark GLUCODOWN® and have since launched the first soluble fiber infused, powdered iced tea, and flavored drink mixes, in North America. We believe the physiological impacts of soluble fiber can also nutritionally satisfy other interests of health-conscious consumers, and as result, we plan to launch other soluble fiber infused nutritional beverages. On September 10, 2020, we registered the trademark FIBER UP® and are currently in the early stages of developing our second soluble fiber infused nutritional beverage brand. We were incorporated under the laws of the State of Nevada as Bio-Solutions Corp. on March 27, 2007. From inception, through the third quarter of 2014, we were engaged in various businesses which were unrelated to our current business and corporate officers. On November 19, 2014, we changed our name to Glucose Health, Inc., and our business to that of an own-label distributor of nutritional beverages. Following the name change and the changes in the focus of our business, on April 16, 2018, we filed Form 15 to terminate our registered class of securities and reporting requirements under the Exchange Act.

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America (GAAP) and have been consistently applied in the preparation of the financial statements.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. At December 31, 2021, the Company had an accumulated deficit of $7,702,310. For the year ended December 31, 2021, the Company recognized a net loss of $338,904 and had net cash used in operating activities of $72,739. While the Company is attempting to further implement its business plan and generate revenues, it intends to raise additional capital by way of additional public and/or private offerings of its stock. The Company believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect, which raises substantial doubt as to the ability of the Company to continue as a going concern in the future. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.